Cover Cover	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	TRIMAS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10716
Entity Tax Identification Number	38-2687639
Entity Address, Address Line One	38505 Woodward Avenue,
Entity Address, Address Line Two	Suite 200,
Entity Address, City or Town	Bloomfield Hills,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	248
Local Phone Number	631-5450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	TRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000842633